Derivatives and Fair Value Measurements (Details 4) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Level 1 to Level 2 transfers	$ 0.0		$ 0.0
Level 2 to Level 1 transfers	0.0		$ 0.0
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, carrying value	6,391.6	$ 5,986.8
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 4,706.3	$ 5,227.9